1
                          SUPPLEMENT TO THE PROSPECTUS

                         PROSPECTUSES DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED MAY 25, 1995 AND
                          SUPPLEMENTED JULY 26, 1995)

                              Templeton World Fund
                     Templeton Real Estate Securities Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                     (AS PREVIOUSLY AMENDED JULY 25, 1995)

                             Templeton Foreign Fund
                      Templeton Global Opportunities Trust

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (AS PREVIOUSLY AMENDED SEPTEMBER 1, 1995)

                 Templeton Smaller Companies Growth Fund, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED AUGUST 11, 1995)

                             Templeton Income Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (AS PREVIOUSLY AMENDED AUGUST 10, 1995 AND
                        SUPPLEMENTED SEPTEMBER 29, 1995)

                       Templeton Developing Markets Trust

                                     * * *

                        PROSPECTUSES DATED JULY 10, 1995

                      Templeton Global Infrastructure Fund
                        Templeton Growth and Income Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                (AS PREVIOUSLY SUPPLEMENTED SEPTEMBER 20, 1995)

                         Templeton American Trust, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 8, 1995
                    (AS PREVIOUSLY AMENDED AUGUST 31, 1995)

                             Templeton Region Funds

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (AS PREVIOUSLY AMENDED SEPTEMBER 7, 1995)

                          Templeton Growth Fund, Inc.

                                     * * *

The prospectuses for the above Funds are hereby supplemented by adding the following language to the section "GENERAL INFORMATION - DIVIDENDS AND DISTRIBUTIONS" (the following language replaces the sixth and seventh sentences of the first paragraph of this section in the Templeton Growth Fund, Inc. and the Templeton Region Funds prospectuses):

         Shareholders in Class II funds may also direct their dividends and capital gain distributions for investment in a Class I Franklin Templeton Fund at net asset value. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a Shareholder may direct the selected distributions to the same class of another fund in the Franklin Templeton Funds, to a Class I Franklin Templeton Fund, or to another person.


The following language is added to the second paragraph of the section "HOW TO BUY SHARES OF THE FUND - NET ASSET VALUE PURCHASES (BOTH CLASSES)" (the following language is added to the third paragraph of this section in the Templeton World Fund, Templeton Real Estate Securities Fund, Templeton Global Infrastructure Fund, Templeton American Trust, Inc., and Templeton Growth and Income Fund prospectuses) and after the first sentence in the section entitled "HOW TO SELL SHARES OF THE FUND - REINSTATEMENT PRIVILEGE" (except for Templeton American Trust, Inc.):

         Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund.






October 2, 1995                                               TL STKR3 9/95